Policyholder Account Balances - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017
Minimum
Interest crediting rates range for sensitive contracts	0.40%
Interest crediting rates for individual annuities	0.00%
Interest crediting rates for funding agreements	0.50%
Maximum
Interest crediting rates range for sensitive contracts	6.00%
Interest crediting rates for individual annuities	6.00%
Interest crediting rates for funding agreements	1.00%